Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the three and six months ended June 30, 2011, the Company incurred net income of $791,585 and net loss of $2,490,560, respectively. As of June 30, 2011, the Company has an accumulated deficit of $38,128,522, negative working capital of $1,846,593 and a stockholder’s deficit of $6,323,185. In view of these matters, there is substantial doubt that the Company will continue as a going concern. The recoverability of recorded property and equipment, intangible assets, and other asset amounts shown in the accompanying financial statements is dependent upon the Company’s ability to continue as a going concern and to achieve a level of profitability. The Company intends on financing its future activities and its working capital needs largely from the sale of public equity securities and possible exercise of warrants with some additional funding from other traditional financing sources, including term notes and proceeds from licensing agreements until such time that funds provided by operations are sufficient to fund working capital requirements. However, there can be no assurance that the Company will be successful in its efforts. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the year ended December 31, 2010, the Company incurred a net loss of $1,433,593 and has incurred significant losses since inception. As of December 31, 2010, the Company has an accumulated deficit of $35,673,962, negative working capital of $2,861,488 and a stockholders’ deficit of $6,722,092. The Company used $1,180,848 and $818,378 of cash from operations during 2010 and 2009, respectively, which was funded by proceeds from debt and equity financings. There is no assurance that such financing will be available in the future. In view of these matters, there is substantial doubt that the Company will continue as a going concern. The Company is currently pursuing the following sources of short and long-term working capital:

1.	We are currently holding preliminary discussions with parties who are interested in licensing, purchasing the rights to, or establishing a joint venture to commercialize certain applications of our technology.

2.	We are seeking growth capital from certain strategic and/or government (grant) related sources. In addition to said capital, these sources may, pursuant to any agreements that may be developed in conjunction with such funding, assist in the product definition and design, roll-out, and channel penetration of our products. As part of this step we will attempt to take advantage of key programs associated with the recently enacted American Recovery and Reinvestment Act of 2009.

The Company’s ability to continue as a going concern is highly dependent on our ability to obtain additional sources of cash flow sufficient to fund our working capital requirements. However, there can be no assurance that the Company will be successful in its efforts to secure such cash flow. Any failure by us to timely procure additional financing or investment adequate to fund our ongoing operations, including planned product development initiatives and commercialization efforts, will have material adverse consequences on our financial condition, results of operations and cash flows.

The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.